Note 7 - Notes Payable (Details) - Future Minimum Note Payments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Note Payments [Abstract]
2015	$ 246,894
2016	25,457
2017	20,615
2018	13,073
Total Notes Payable	$ 306,039	$ 351,991